SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of operating segments	4
Segment Information
Cost of revenues	$ (86,085,046)	$ (66,458,217)	$ (26,501,853)
Film participation expenses	(438,636)	(321,100)	(696,101)
Film distribution
Segment Information
Revenues from external customers	62,929,581	92,598,838	36,260,981
Intersegment revenues	1,135,944	2,246,219	279,560
Cost of revenues	(38,937,435)	(57,979,720)	(22,129,328)
Segment profit	25,128,090	36,865,337	14,411,213
Film production
Segment Information
Revenues from external customers	37,022,215	6,176,820	3,089,161
Intersegment revenues	36,708,717	44,298,547	17,211,668
Cost of revenues	(66,875,543)	(43,480,636)	(15,375,079)
Film participation expenses	(438,636)	(321,100)	(696,101)
Segment profit	6,416,753	6,673,631	4,229,649
Talent agency
Segment Information
Revenues from external customers	610,707	1,349,186	2,136,451
Cost of revenues	(24,097)	(117,487)	(1,172,549)
Segment profit	586,610	1,231,699	963,902
Movie theaters
Segment Information
Revenues from external customers	41,720,416	26,036,426	11,333,193
Cost of revenues	(18,092,632)	(11,425,140)	(5,316,125)
Segment profit	23,627,784	14,611,286	6,017,068
Intersegment elimination
Segment Information
Intersegment revenues	(37,844,661)	(46,544,766)	(17,491,228)
Cost of revenues	37,844,661	46,544,766	17,491,228
Consolidated segment
Segment Information
Revenues from external customers	142,282,919	126,161,270	52,819,786
Cost of revenues	(86,085,046)	(66,458,217)	(26,501,853)
Film participation expenses	(438,636)	(321,100)	(696,101)
Segment profit	$ 55,759,237	$ 59,381,953	$ 25,621,832